Premises and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net premises and equipment	$ 1,564	$ 1,620
Aggregate rent expense (principally for offices), including contingent rent expense and sublease income	184	179	171
Depreciation and amortization	181	177	182
Capital Lease Obligations
Net premises and equipment	$ 7	$ 7